UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21216

        Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund (NGX) August 31, 2005

Principal
Amount (000)	Description(1)	Optional Call Provisions*	Ratings**	Market Value

	Education and Civic Organizations - 24.7% (16.6% of Total Investments)
$500	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and	7/13 at 101.00	Baa1	$564,100
	Allied Health Sciences, Series 2003C, 6.375%, 7/01/23
2,250	Massachusetts Development Finance Authority, Revenue Bonds, Middlesex School, Series 2003, 5.000%,	9/13 at 100.00	A1	2,355,660
	9/01/33
3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College, Series	6/13 at 100.00	AA-	3,179,520
	2003N, 5.125%, 6/01/37
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Worcester State College,	11/12 at 100.00	AAA	1,582,545
	Series 2002, 5.000%, 11/01/32 - AMBAC Insured
2,140	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2004-1,	11/14 at 100.00	AAA	2,397,849
	5.375%, 11/01/21 - AMBAC Insured

	Healthcare - 9.8% (6.6% of Total Investments)
2,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	5/12 at 100.00	AAA	2,663,775
	Center Hospitals, Series 2002H, 5.000%, 5/15/25 - FGIC Insured
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series	7/08 at 102.00	AAA	1,051,230
	1998A, 5.000%, 7/01/25 - MBIA Insured
275	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health	7/15 at 100.00	BBB	278,715
	Care, Series 2005D, 5.000%, 7/01/33

	Housing/Multifamily - 13.1% (8.8% of Total Investments)
1,750	Massachusetts Development Finance Authority, GNMA Collateralized Revenue Bonds, Neville	12/12 at 105.00	AAA	1,974,927
	Communities, Series 2002A, 6.000%, 6/20/44
1,265	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2002H, 5.200%,	7/12 at 100.00	AAA	1,302,419
	7/01/42 - FSA Insured
2,000	Massachusetts Housing Finance Agency, Housing Bonds, Series 2003H, 5.125%, 6/01/43	12/12 at 100.00	AA-	2,044,780

	Tax Obligation/General - 31.6% (21.2% of Total Investments)
1,280	Littleton, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 1/15/21 - FGIC Insured	1/13 at 101.00	AAA	1,390,605
3,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004B, 5.250%, 8/01/21 - FSA	No Opt. Call	AAA	3,486,510
	Insured
1,025	Maynard, Massachusetts, General Obligation Bonds, Series 2003, 5.500%, 2/01/19 - MBIA Insured	2/13 at 101.00	Aaa	1,166,501
1,705	North Attleborough, Massachusetts, General Obligation Bonds, Series 2004, 5.000%, 7/15/15 - FGIC	7/14 at 101.00	Aaa	1,901,808
	Insured
1,500	Pittsfield, Massachusetts, General Obligation Bonds, Series 2002, 5.000%, 4/15/18 - MBIA Insured	4/12 at 101.00	AAA	1,628,070
3,000	Springfield, Massachusetts, General Obligation Bonds, Series 2003, 5.250%, 1/15/22 - MBIA Insured	1/13 at 100.00	AAA	3,330,180

	Tax Obligation/Limited - 25.2% (16.9% of Total Investments)
3,000	Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2002, 5.000%, 5/01/32 - AMBAC	5/13 at 100.00	AAA	3,166,830
	Insured

2,790	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003A, 5.250%,	5/13 at 100.00	AAA	3,028,712
	5/01/22 - XLCA Insured
	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street Redevelopment,
	M/SRBC Project, Series 2002A:
1,475	5.125%, 8/01/28 - MBIA Insured	2/12 at 100.00	AAA	1,579,238
1,500	5.125%, 2/01/34 - MBIA Insured	2/12 at 100.00	AAA	1,603,545
500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%,	8/15 at 100.00	AAA	546,955
	8/15/20 - FSA Insured
300	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 - FGIC	No Opt. Call	AAA	337,542
	Insured

	Transportation - 2.6% (1.6% of Total Investments)
1,000	Massachusetts Port Authority, Revenue Bonds, Series 2003A, 5.000%, 7/01/33 - MBIA Insured	7/13 at 100.00	AAA	1,055,270

	U.S. Guaranteed *** - 25.0% (16.8% of Total Investments)
3,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series 2002A,	7/12 at 100.00	AAA	3,293,220
	5.000%, 7/01/27 (Pre-refunded to 7/01/12) - FGIC Insured
2,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 5.000%, 11/01/20	11/11 at 100.00	AAA	2,189,980
	(Pre-refunded to 11/01/11) - MBIA Insured
2,145	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003A, 5.250%, 1/01/18	1/13 at 100.00	AAA	2,380,714
	(Pre-refunded to 1/01/13) - AMBAC Insured
845	Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13	1/06 at 100.00	AAA	1,199,216
1,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/21	1/14 at 100.00	AAA	1,118,210
	(Pre-refunded to 1/01/14) - FGIC Insured

	Utilities - 5.3% (3.6% of Total Investments)
1,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 - FSA	7/10 at 101.00	AAA	1,628,400
	Insured
500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 - FSA	7/12 at 101.00	AAA	540,180
	Insured

	Water and Sewer - 11.7% (7.9% of Total Investments)
1,900	Lynn Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2003A, 5.000%,	12/13 at 100.00	AAA	2,012,404
	12/01/32 - MBIA Insured
1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2004D, 5.000%, 8/01/24 -	8/13 at 100.00	AAA	1,080,000
	MBIA Insured
1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%, 8/01/19 -	No Opt. Call	AAA	1,151,460
	FSA Insured
495	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Series 2003A,	7/14 at 100.00	AAA	543,283
	5.000%, 7/01/16 - MBIA Insured

$55,640	Total Long-Term Investments (cost $57,280,765) - 149.0%			60,754,353

	Other Assets Less Liabilities - 1.3%			512,996

	Preferred Shares, at Liquidation Value - (50.3)%			(20,500,000)

	Net Assets Applicable to Common Shares - 100%			$40,767,349

Forward Swap Contracts outstanding at August 31, 2005:
				Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with Citigroup dated June 29, 2005, to pay
semi-annually the notional amount multiplied by 4.652% (annualized)
and receive quarterly the notional amount multiplied by the
three-month USD-LIBOR (United States Dollar-London
Inter-Bank Offered Rates).	$2,000,000	2/22/06	2/22/26	$5,629

Agreement with JPMorgan dated August 9, 2005, to pay semi-
annually the notional amount multiplied by 5.075% (annualized)
and receive quarterly the notional amount multiplied by the three-month
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates).	1,000,000	2/22/06	2/22/26	(51,254)

				$(45,625)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Effective date represents the date on which the Fund and counterparty commence interest payment accruals on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.
At August 31, 2005, the cost of investments was $57,706,293.
Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2005, were as follows:

Gross unrealized:
Appreciation	$3,504,547
Depreciation	(456,487)

Net unrealized appreciation of investments	$3,048,060

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         10/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         10/28/05

* Print the name and title of each signing officer under his or her signature.